This document is submitted as CONFIDENTIAL. Exemption from disclosure to non-governmental parties of this document and any copies of it is claimed under the Freedom of Information Act and applicable rules and regulations. It is requested that before any disclosure is permitted of this document or any part or copies of it, timely notice be given to Patrick J. Dooley, Esq., Akin, Gump, Strauss, Hauer & Feld, L.L.P., 590 Madison Avenue, New York, New York 10022 (212) 872-1000.

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

03040021

RECD S.E.C.
FEB 14 2003
1086

13F-CONF P 8/14/03

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): ☐ is a restatement.
☐ adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Satellite Asset Management, L.P.
Address: 10 East 50th Street, 21st Floor
New York, NY 10022

Form 13F File Number: 28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian S. Kriftcher
Title: Chief Operating Officer and Principal
Phone: (212) 209-2050

PROCESSED
DEC 23 2003
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	New York, New York [City, State]	February , 2003 [Date]

Report Type (Check only one.):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $131,752 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

SATELLITE ASSET MANAGEMENT
FORM 13F INFORMATION TABLE
CONFIDENTIAL
FOR QUARTER ENDED DECEMBER 31, 2002

Name of Issuer	Title of Class	CUSIP	Value (x $1000)	Shrs or prn amt	SH/ PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
CANADA LIFE FINL CORP	COM	135113108	6,375	250,000	SH		SOLE		250,000		
DOLE FOOD INC	COM	256605106	8,145	250,000	SH		SOLE		250,000		
FORDING INC	COM	345426100	4,179	200,000	SH		SOLE		200,000		
HOUSEHOLD INTL INC	COM	441815107	37,705	1,355,808	SH		SOLE		1,355,808		
PHARMACIA CORP	COM	71713U102	68,392	1,636,180	SH		SOLE		1,636,180		
PRECISE SOFTWARE SOLUTIONS L	ORD	M41450103	3,302	200,000	SH		SOLE		200,000		
QUINTILES TRANSNATIONAL CORP	COM	748767100	3,654	302,000	SH		SOLE		302,000		

REPORT
SUMMARY: 7 DATA RECORDS 131,752 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED